Goodwill - (Additional Information) (Details) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	¥ 152,890	$ 20,946